Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Detail) [Line Items]
Net interest income	$ 366	$ 355	$ 351	$ 340	$ 378	$ 412	$ 429	$ 486		$ 1,412	$ 1,705	$ 2,221
Less: provisions for loan losses	109	105	105	107	102	106	110	111		426	429	581
Net interest income after provisions for loan losses	257	250	246	233	276	306	319	375		986	1,276	1,640
Other income	181	238	187	168	218	174	151	159
Gains (losses) on derivative and hedging activities, net	38	25	(25)	(16)	6	137	(28)	1		22	117	166
Operating expenses	260	238	230	238	246	228	230	247		966	951	918
Goodwill and acquired intangible asset impairment and amortization expense	5	6	6	6	13	12	6	4		23	36	12
Restructuring/other reorganization expenses	29								$ 29	29		32
Income tax expense	266	93	60	53	96	147	81	103		472	427	597
Net income attributable to Navient Corporation	$ (84)	$ 176	$ 112	$ 88	$ 145	$ 230	$ 125	$ 181		$ 292	$ 681	$ 984
Basic earnings per common share attributable to Navient Corporation	$ (0.32)	$ 0.65	$ 0.40	$ 0.31	$ 0.49	$ 0.74	$ 0.39	$ 0.53		$ 1.06	$ 2.15	$ 2.62
Diluted earnings per common share attributable to Navient Corporation	$ (0.32)	$ 0.64	$ 0.39	$ 0.30	$ 0.48	$ 0.73	$ 0.38	$ 0.53		$ 1.04	$ 2.12	$ 2.58